ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%

Aerospace/Defense – 4.9%
BAE Systems PLC (United Kingdom)(a)	13,431	$664,163
Embraer SA (Brazil)*(a)	38,340	526,025
Total Aerospace/Defense		1,190,188

Airlines – 2.4%
Copa Holdings SA, Class A (Panama)	6,590	587,301

Apparel – 1.6%
Hermes International SCA (France)(a)	2,212	403,579

Banks – 14.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	94,109	757,578
Grupo Financiero Galicia SA (Argentina)*(a)(b)	33,216	433,469
ING Groep NV (Netherlands)(a)	42,312	557,672
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	109,168	926,836
UBS Group AG (Switzerland)	38,553	950,331
Total Banks		3,625,886

Beverages – 5.5%
Coca-Cola Femsa SAB de CV (Mexico)(a)	8,210	643,992
Fomento Economico Mexicano SAB de CV (Mexico)(a)	6,505	710,021
Total Beverages		1,354,013

Biotechnology – 2.8%
Argenx SE (Netherlands)*(a)	1,418	697,131

Building Materials – 5.5%
Cemex SAB de CV (Mexico)*(a)	105,678	686,907
CRH PLC	12,000	656,760
Total Building Materials		1,343,667

Commercial Services – 6.5%
New Oriental Education & Technology Group, Inc. (China)*(a)	14,144	828,131
RELX PLC (United Kingdom)(a)	22,406	755,082
Total Commercial Services		1,583,213

Electric – 2.8%
Pampa Energia SA (Argentina)*(a)	18,184	679,354

Electrical Components & Equipment – 3.3%
ABB Ltd. (Switzerland)(a)	22,746	809,530

Engineering & Construction – 1.9%
EHang Holdings Ltd. (China)*(a)(b)	25,672	462,610

Food Service – 2.2%
Compass Group PLC (United Kingdom)(a)	21,728	529,077

Internet – 7.1%
MercadoLibre, Inc. (Brazil)*	480	608,582
Trip.com Group Ltd. (China)*(a)	14,901	521,088
Vipshop Holdings Ltd. (China)*(a)	38,805	621,268
Total Internet		1,750,938

Iron/Steel – 6.1%
POSCO Holdings, Inc. (South Korea)(a)(b)	10,100	1,035,250
Ternium SA (Mexico)(a)	11,701	466,870
Total Iron/Steel		1,502,120

Mining – 1.3%
DRDGOLD Ltd. (South Africa)(a)	37,828	313,972

Miscellaneous Manufacturing – 2.3%
Siemens AG (Germany)(a)	7,941	567,385

Oil & Gas – 3.4%
YPF SA (Argentina)*(a)(b)	68,406	837,974

Pharmaceuticals – 6.1%
Novo Nordisk A/S (Denmark)(a)	16,328	1,484,868

Retail – 3.1%
Luckin Coffee, Inc. (China)*(a)	21,664	758,470

Semiconductors – 11.2%
ASE Technology Holding Co., Ltd. (Taiwan)(a)	78,276	588,635
ASML Holding NV (Netherlands)	901	530,383
NXP Semiconductors NV (China)	2,864	572,571
STMicroelectronics NV (Singapore)	12,605	544,032
Tokyo Electron Ltd. (Japan)(a)	7,264	496,494
Total Semiconductors		2,732,115

Software – 2.3%
SAP SE (Germany)(a)	4,428	572,629

Transportation – 2.6%
Tsakos Energy Navigation Ltd. (Greece)	31,116	646,591

Total Common Stocks
(Cost $22,048,689)		24,432,611

MONEY MARKET FUNDS – 9.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(c)(d)	2,213,437	2,213,437
Invesco Government & Agency Portfolio - Private Investment Class, 5.26%(c)	91,930	91,930

Total Money Market Funds
(Cost $2,305,367)		2,305,367

Total Investments – 109.1%
(Cost $24,354,056)		26,737,978
Liabilities in Excess of Other Assets – (9.1%)		(2,234,267)
Net Assets – 100.0%		$24,503,711

PLC - Public Limited Company

*	Non-income producing security.

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,887,256; the aggregate market value of the collateral held by the fund is $2,972,983. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $759,546.
(c)	Rate shown reflects the 7-day yield as of September 30, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,432,611	$-	$-	$24,432,611
Money Market Funds	2,305,367	-	-	2,305,367
Total	$26,737,978	$-	$-	$26,737,978

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.9%
Airlines	2.4
Apparel	1.6
Banks	14.8
Beverages	5.5
Biotechnology	2.8
Building Materials	5.5
Commercial Services	6.5
Electric	2.8
Electrical Components & Equipment	3.3
Engineering & Construction	1.9
Food Service	2.2
Internet	7.1
Iron/Steel	6.1
Mining	1.3
Miscellaneous Manufacturing	2.3
Oil & Gas	3.4
Pharmaceuticals	6.1
Retail	3.1
Semiconductors	11.2
Software	2.3
Transportation	2.6
Money Market Funds	9.4
Total Investments	109.1
Liabilities in Excess of Other Assets	(9.1)
Net Assets	100.0%